SCHEDULE OF ENTITIES (Details)	12 Months Ended
Jun. 30, 2024
Dogness (Hongkong) Pet's Products Co., Limited [Member]
Date of Incorporation	Mar. 10, 2009
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Trading
Jiasheng Enterprise (Hong Kong) Co., Limited [Member]
Date of Incorporation	Jul. 12, 2007
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Trading
Dogness Intelligence Technology (Dongguan) Co., Ltd. [Member]
Date of Incorporation	Oct. 26, 2016
Place of Incorporation	Dongguan, China
% of Ownership	100.00%
Principal Activities	Holding Company
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Date of Incorporation	May 15, 2009
Place of Incorporation	Dongguan, China
% of Ownership	100.00%
Principal Activities	Development and manufacturing of pet leash products
Zhangzhou Meijia Metal Product Co Ltd [Member]
Date of Incorporation	Jul. 09, 2009
Place of Incorporation	Zhangzhou, China
% of Ownership	100.00%
Principal Activities	Manufacturing of pet leash products
Dogness Overseas Ltd [Member]
Date of Incorporation	Feb. 08, 2018
Place of Incorporation	BVI
% of Ownership	100.00%
Principal Activities	Holding Company
Dogness Group LLC [Member]
Date of Incorporation	Jan. 23, 2018
Place of Incorporation	Delaware, United States
% of Ownership	100.00%
Principal Activities	Pet products trading
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Date of Incorporation	Dec. 14, 2018	[1]
Place of Incorporation	Dongguan, China	[1]
% of Ownership	51.20%	[1]
Principal Activities	Developing and expanding pet food market	[1]
Parent [Member]
Date of Incorporation	Jul. 11, 2016
Place of Incorporation	BVI
% of Ownership	100.00%
Principal Activities	Holding Company

[1]	On July 19, 2023, the Board approved the liquidation, dissolution, and termination of Dogness Culture following the signing of a termination agreement among Dogness Culture’s shareholders on May 8, 2023. As of the date of this report, Dogness Culture is in the process of being liquidated. Dogness Culture had completed deregistration with the PRC tax authority; however, deregistration with the PRC business administration department is still pending